Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend Income Fund (formerly Fidelity Flex℠ Freedom Income Fund)

December 31, 2019

ZMI-QTLY-0220
1.9884229.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	102	$1,530
Fidelity Series Commodity Strategy Fund (a)	830	3,952
Fidelity Series Large Cap Growth Index Fund (a)	103	1,200
Fidelity Series Large Cap Stock Fund (a)	76	1,204
Fidelity Series Large Cap Value Index Fund (a)	171	2,259
Fidelity Series Small Cap Opportunities Fund (a)	45	634
Fidelity Series Value Discovery Fund (a)	53	715
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,175)		11,494

International Equity Funds - 11.4%
Fidelity Series Canada Fund (a)	30	338
Fidelity Series Emerging Markets Fund (a)	56	551
Fidelity Series Emerging Markets Opportunities Fund (a)	240	4,948
Fidelity Series International Growth Fund (a)	128	2,244
Fidelity Series International Index Fund (a)	70	747
Fidelity Series International Small Cap Fund (a)	36	627
Fidelity Series International Value Fund (a)	227	2,244
Fidelity Series Overseas Fund (a)	115	1,236
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,959)		12,935

Bond Funds - 55.1%
Fidelity Series Corporate Bond Fund (a)	853	9,140
Fidelity Series Emerging Markets Debt Fund (a)	74	709
Fidelity Series Floating Rate High Income Fund (a)	18	167
Fidelity Series Government Bond Index Fund (a)	1,189	12,434
Fidelity Series High Income Fund (a)	89	857
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,356	13,626
Fidelity Series International Credit Fund (a)	6	59
Fidelity Series Investment Grade Bond Fund (a)	1,134	13,121
Fidelity Series Investment Grade Securitized Fund (a)	877	9,029
Fidelity Series Long-Term Treasury Bond Index Fund (a)	325	2,864
Fidelity Series Real Estate Income Fund (a)	49	544
TOTAL BOND FUNDS
(Cost $62,017)		62,550

Short-Term Funds - 23.4%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	5,300	5,300
Fidelity Series Short-Term Credit Fund (a)	527	5,309
Fidelity Series Treasury Bill Index Fund (a)	1,590	15,898
TOTAL SHORT-TERM FUNDS
(Cost $26,454)		26,507
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $111,605)		113,486
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$113,491

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$354	$49	$425	$--	$(47)	$69	$--
Fidelity Series Blue Chip Growth Fund	649	1,294	531	77	22	96	1,530
Fidelity Series Canada Fund	267	60	17	7	1	27	338
Fidelity Series Commodity Strategy Fund	3,191	988	234	60	(16)	23	3,952
Fidelity Series Corporate Bond Fund	--	9,156	23	116	--	7	9,140
Fidelity Series Emerging Markets Debt Fund	750	42	84	34	(7)	8	709
Fidelity Series Emerging Markets Fund	379	179	15	13	--	8	551
Fidelity Series Emerging Markets Opportunities Fund	3,431	1,358	367	125	11	515	4,948
Fidelity Series Floating Rate High Income Fund	161	6	1	7	--	1	167
Fidelity Series Government Bond Index Fund	--	12,626	15	106	--	(177)	12,434
Fidelity Series Government Money Market Fund 1.65%	19,073	1,864	15,637	251	--	--	5,300
Fidelity Series Growth Company Fund	1,298	29	1,379	--	123	(71)	--
Fidelity Series High Income Fund	805	42	7	41	--	17	857
Fidelity Series Inflation-Protected Bond Index Fund	14,228	678	1,688	185	39	369	13,626
Fidelity Series International Credit Fund	54	4	--	3	--	1	59
Fidelity Series International Growth Fund	2,489	279	878	79	55	299	2,244
Fidelity Series International Index Fund	--	714	--	14	--	33	747
Fidelity Series International Small Cap Fund	597	38	76	28	--	68	627
Fidelity Series International Value Fund	2,473	433	821	87	(54)	213	2,244
Fidelity Series Intrinsic Opportunities Fund	1,595	178	1,717	58	(96)	40	--
Fidelity Series Investment Grade Bond Fund	39,905	1,843	30,045	720	739	679	13,121
Fidelity Series Investment Grade Securitized Fund	--	9,129	15	142	--	(85)	9,029
Fidelity Series Large Cap Growth Index Fund	--	1,398	304	15	12	94	1,200
Fidelity Series Large Cap Stock Fund	1,380	212	495	89	8	99	1,204
Fidelity Series Large Cap Value Index Fund	386	2,398	567	140	9	33	2,259
Fidelity Series Long-Term Treasury Bond Index Fund	4,854	579	2,728	281	238	(79)	2,864
Fidelity Series Opportunistic Insights Fund	698	16	749	--	45	(10)	--
Fidelity Series Overseas Fund	--	1,138	--	4	--	98	1,236
Fidelity Series Real Estate Income Fund	501	33	--	32	--	10	544
Fidelity Series Short-Term Credit Fund	4,769	526	40	104	--	54	5,309
Fidelity Series Small Cap Discovery Fund	187	14	205	4	--	4	--
Fidelity Series Small Cap Opportunities Fund	573	186	155	36	(7)	37	634
Fidelity Series Stock Selector Large Cap Value Fund	1,051	95	1,209	--	(3)	66	--
Fidelity Series Treasury Bill Index Fund	--	15,932	34	80	--	--	15,898
Fidelity Series Value Discovery Fund	743	130	223	28	2	63	715
Total	$106,841	$63,646	$60,684	$2,966	$1,074	$2,609	$113,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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